Shareholder Report, Holdings (Details) - C000148680	Apr. 30, 2026
Texas
Holdings [Line Items]
Percent of Total Investments	16.10%
New York
Holdings [Line Items]
Percent of Total Investments	7.30%
Alabama
Holdings [Line Items]
Percent of Total Investments	5.50%
Georgia
Holdings [Line Items]
Percent of Total Investments	4.90%
Iowa
Holdings [Line Items]
Percent of Total Investments	4.10%
Pennsylvania
Holdings [Line Items]
Percent of Total Investments	4.00%
Illinois
Holdings [Line Items]
Percent of Total Investments	4.00%
Louisiana
Holdings [Line Items]
Percent of Total Investments	3.70%
Ohio
Holdings [Line Items]
Percent of Total Investments	3.60%
Florida
Holdings [Line Items]
Percent of Total Investments	3.20%
AAA
Holdings [Line Items]
Percent of Total Investments	12.00%
AA+
Holdings [Line Items]
Percent of Total Investments	17.70%
AA
Holdings [Line Items]
Percent of Total Investments	13.40%
AA-
Holdings [Line Items]
Percent of Total Investments	10.60%
A+
Holdings [Line Items]
Percent of Total Investments	3.20%
A
Holdings [Line Items]
Percent of Total Investments	3.30%
A-
Holdings [Line Items]
Percent of Total Investments	9.50%
BBB+
Holdings [Line Items]
Percent of Total Investments	0.40%
BBB
Holdings [Line Items]
Percent of Total Investments	0.30%
Not Rated
Holdings [Line Items]
Percent of Total Investments	29.60%